Related party transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Oct. 27, 2017 CNY (¥)
Related party transactions
Amount due to related parties		¥ (154,924)		$ (8,352)	¥ (54,342)
Amount due from related parties		9,074,275		$ 1,659,401	10,796,561
Lexin Group
Related party transactions
Amount due from related parties		95,021
Amount due to related parties					(1,367)
Lexin Group | Services and sales of goods
Related party transactions
Revenues	¥ 543,304	667,495	¥ 1,016,286
Tencent Group
Related party transactions
Amount due from related parties		962,002			595,105
Amount due to related parties		(85,092)
Tencent Group | Commission service revenue from cooperation on advertising business
Related party transactions
Revenues	260,572	184,241	139,602
Tencent Group | Services
Related party transactions
Revenues	31,505	52	111
Tencent Group | Services and purchases
Related party transactions
Operating expenses	674,727	244,644	195,805
Dada Group
Related party transactions
Amount due from related parties		88,971
Amount due to related parties					(7,378)
Dada Group | Services and sales of goods
Related party transactions
Revenues	38,165	124,092
Dada Group | Services
Related party transactions
Operating expenses	694,207	136,515
Dada Group | Traffic support, marketing and promotion services
Related party transactions
Revenues	62,195	41,409
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to related parties		(393,549)			(331,354)
Dada Group | Non-compete agreement
Related party transactions
Other income	80,447	53,186
Other liabilities		(523,296)			(415,082)
Shanghai Icson Group | Services
Related party transactions
Revenues			6
Shanghai Icson Group | Services and purchases
Related party transactions
Operating expenses		20,871	168,875
Bitauto Group | Traffic support, marketing and promotion services
Related party transactions
Revenues	609,055	610,722	445,526
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to related parties		(1,989,020)			(1,379,965)
Tuniu Group
Related party transactions
Amount due to related parties		(12,311)			(5,451)
Tuniu Group | Traffic support, marketing and promotion services
Related party transactions
Revenues	132,042	132,405	49,200
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to related parties		(478,610)			(346,568)
JD Finance
Related party transactions
Amount due from related parties		9,560,426			12,076,035
Amount of over-due receivable transferred		423,356	0		497,239
JD Finance | Services and sales of goods
Related party transactions
Revenues	181,307	191,524	69,359
JD Finance | Traffic support, marketing and promotion services
Related party transactions
Revenues	90,506	101,114	169,122
JD Finance | Payment and other services
Related party transactions
Operating expenses	2,936,416	1,669,840	986,246
Amount due to related party for payment processing services	793,218	553,612	233,051
JD Finance | Loan
Related party transactions
Other income	¥ 871,014	533,180	¥ 111,724
JD Finance | Finance receivables past due over 180 days
Related party transactions
Accounts receivable transferred with recourse and not derecognized					167,897
Accounts receivables transferred without recourse and derecognized					1,583,968
Major related parties
Related party transactions
Amount due from related parties		10,706,420			12,671,140
Amount due to related parties		(97,403)			(14,196)
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to related parties		(2,861,179)			(2,057,887)
Other liabilities		(523,296)			(415,082)
Related parties, other than the major related parties
Related party transactions
Amount due from related parties		¥ 264,055			¥ 21,621
Amount due from related parties as a percentage of total accounts receivable, net and prepayments and other current assets		1.46%		0.12%	0.12%
Amount due to and deferred revenues in relation to traffic support, marketing and promotion services to be provided to related parties		¥ 97,004			¥ 69,329
Amount due to and deferred revenues from related parties as a percentage of total accounts payable, advance from customers, accrued expenses and other current liabilities, deferred revenues and other non-current liabilities		0.14%		0.07%	0.07%
Related parties, other than the major related parties | Total net revenues | Related parties concentration risk
Related party transactions
Concentration risk (as a percentage)	0.01%	0.02%	0.07%
Related parties, other than the major related parties | Total operating expenses | Related parties concentration risk
Related party transactions
Concentration risk (as a percentage)	0.07%	0.03%	0.02%
Yixin Group
Related party transactions
Bridge loan to related party						¥ 1,000,000